NOTE 7 - NOTES PAYABLE - Notes payable - maturities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Maturities of notes payable are as follows:
Year Ending December 31, 2013	$ 1,093,382
Total notes payable	$ 1,093,382	$ 1,678,300